S000097583 [Member] N-1A Cover	Dec. 02, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	COLUMBIA ETF TRUST I
Entity Central Index Key	0001551950
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 02, 2025
Prospectus Date	Dec. 03, 2025